Background, Basis of Presentation, and Going Concern (Details 1) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Statement of Financial Position [Abstract]
Gain (loss) on change in fair value of derivative	$ (3,274,387)	$ (8,977,501)	$ 6,170,172	$ (11,418,423)	$ (10,193,218)	$ 38,497
Interest expense	(760,050)	(747,477)	(3,639,364)	(1,285,476)	(1,909,022)	(80,522)
Total other expense	(4,034,437)	(9,724,978)	(1,226,177)	(12,853,899)	(12,252,240)	(42,025)
Loss before income tax benefit						(5,924,931)
Net loss	$ (5,768,652)	$ (11,655,610)	$ (6,227,809)	$ (17,802,227)	$ (23,316,519)	$ (5,924,931)
Net loss per share (basic and diluted)	$ (0.10)	$ (0.24)	$ (0.11)	$ (0.38)	$ (0.49)	$ (0.14)
As Reported [Member]
Statement of Financial Position [Abstract]
Gain (loss) on change in fair value of derivative		$ (10,461,536)		$ (12,902,458)	$ (13,901,957)
Interest expense		(526,378)		(1,064,377)	(1,685,160)
Total other expense		(10,987,914)		(14,116,835)	(15,737,117)	(80,522)
Loss before income tax benefit						(5,963,428)
Net loss		$ (12,918,546)		$ (19,065,163)	$ (26,801,396)	$ (5,963,428)
Net loss per share (basic and diluted)		$ (0.26)		$ (0.41)	$ (0.56)	$ (0.14)
Revision [Member]
Statement of Financial Position [Abstract]
Gain (loss) on change in fair value of derivative		$ 1,484,035		$ 1,484,035	$ 3,708,739	$ 38,497
Interest expense		(221,099)		(221,099)	(223,862)
Total other expense		1,262,936		1,262,936	3,484,877	38,497
Loss before income tax benefit						38,497
Net loss		$ 1,262,936		$ 1,262,936	$ 3,484,877	$ 38,497
Net loss per share (basic and diluted)		$ (0.02)		$ (0.03)	$ (0.07)	$ 0.00